CAPITALIZED COMPUTER SOFTWARE COSTS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Capitalized computer software costs
Capitalized computer software costs-net	¥ 929,028	¥ 832,941
Capitalized computer software costs
Capitalized computer software costs
Balance at beginning of year	1,319,791	807,370
Costs capitalized during year	409,702	513,301
Disposal	(140,010)	(2,158)
Foreign currency translation	660	1,278
Balance at end of year	1,590,143	1,319,791	807,370
Accumulated amortization, end of year	(661,115)	(486,850)
Capitalized computer software costs-net	929,028	832,941
Additional disclosures
Capitalized software costs for projects in progress	60,353	91,107
Amortization expenses	237,886	162,737	72,751
Estimated amortization of capitalized computer software costs
2015	268,575
2016	245,765
2017	202,758
2018	117,845
2019	¥ 33,733